Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity [Abstract]
Entity Registrant Name	IM Cannabis Corp.
Entity Central Index Key	0001792030
Document Type	40-F/A
Amendment Flag	true
Amendment Description	IM Cannabis Corp. (the “Registrant”) is filing this Amendment No. 1 to Form 40-F (the "Form 40-F/A") for the year ended December 31, 2020 to furnish Exhibit 101 to the Form 40-F, which provides certain items from our Form 40-F formatted in eXtensible Business Reporting Language ("XBRL"). In accordance with the policy of the Securities and Exchange Commission (the "Commission") stated in Release No. 33-9002, we are filing this Form 40-F/A within the 30-day period available to first-time XBRL filers following the filing of our Form 40-F, as filed with the Commission on April 26, 2021. No other changes have been made to the Form 40-F other than the furnishing of the exhibit described above. This Form 40-F/A does not reflect subsequent events occurring after the original date of the Form 40-F, or modify or update in any way disclosures made in the Form 40-F.
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	159,063,128
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2020
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false